(16) BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings Tables Abstract
Schedule of movements on borrowings
	At December 31, 2017	Raised	Repayment	Interest, inflation adjustment and mark to market	Exchange rates	Interest paid	At December 31, 2018
Measured at cost
Local currency
Fixed Rate	900,257	166,404	(173,528)	53,283	-	(53,641)	892,776
Floating Rate
TJLP and TLP	3,449,468	1,315,898	(442,504)	288,171	-	(262,744)	4,348,289
Selic	140,099	-	(33,875)	11,251	-	(3,358)	114,117
CDI	1,541,278	23,359	(1,112,713)	72,957	-	(138,609)	386,272
IGP-M	57,291	-	(10,511)	9,788	-	(4,679)	51,889
UMBNDES	2,293	-	(500)	515	-	(156)	2,152
Others	74,740	32,418	(45,807)	6,477	-	(1,426)	66,403
Total at cost	6,165,427	1,538,079	(1,819,438)	442,442	-	(464,613)	5,861,896

Borrowing costs *	(31,816)	(35,984)	-	10,607	-	-	(57,193)

Measured at fair value
Foreign currency
Dollar	4,698,184	2,666,880	(3,289,857)	170,383	774,483	(164,965)	4,855,108
Euro	218,814	879,500	(215,824)	3,348	(1,873)	(4,466)	879,499
Mark to market	(58,552)	-	-	(44,799)	-	-	(103,351)
Total at fair value	4,858,446	3,546,380	(3,505,681)	128,932	772,610	(169,431)	5,631,255

Total	10,992,057	5,048,475	(5,325,119)	581,980	772,610	(634,044)	11,435,958
Current	3,589,607						2,446,113
Noncurrent	7,402,450						8,989,846

(*) In accordance with IFRS 9, this refers to the fundraising costs attributable to issuance of the respective debts.

Schedule of borrowings
Category	Annual interest		December 31, 2018	December 31, 2017	Maturity range	Collateral
Measured at cost - Local Currency
Fixed rate
FINEM	Fixed rate de 2.5% to 8%	(a)	418,336	546,504	2011 to 2024	(i) CPFL Energia guarantee (ii) Liens on equipment and receivables (iii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iv) guarantee of Bioenergia S.A., CPFL Renováveis, CPFL Energia and State Grid.
FINAME	Fixed rate de 2.5% to 10%	(a)	48,672	71,780	2012 to 2025	(i) Liens on equipment (ii) Guarantee of CPFL Renováveis(iii) CPFL Energia guarantee (iv) Liens on assets
FINEP	Fixed rate from 3.5% to 8%		6,576	10,482	2013 to 2021	Bank guarantee
Bank loans	Fixed rate of 9.5% to 10.14% and discount for timely payment of 15% and 25%		419,191	271,492	2009 to 2037	(i) Liens on equipment and receivables (ii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iii) SIIF Énergies do Brasil and BVP S.A guarantee
			892,776	900,257
Floating rate
TJLP and TLP
FINEM	TJLP and TJLP + from 1.72% to 3.4%	(b)	3,128,625	3,406,017	2009 to 2033	(i) Bank guarantee (ii) CPFL Energia guarantee (iii) Pledge of receivables, equipment and assignment of credit and concession rights authorized by ANEEL and shares os SPE (iv) Liens on equipment and receivables (v) guarantee of Bioenergia S.A., CPFL Renováveis, CPFL Energia and State Gri
FINEM	TLP + 4.74% to 4.80%	(b)	1,190,169	-	2027 to 2028	CPFL Energia guarantee and receivables
FINAME	TJLP + 2.2% to 4.2%	(b)	20,935	23,181	2017 to 2027	(i) CPFL Energia guarantee (ii) Liens on equipment and receivables
FINEP	TJLP and TJLP -1%		3,491	13,997	2016 to 2024	Bank guarantee
Bank loans	TJLP + 2.99% to 3.1%		5,069	6,273	2005 to 2023	(i) Pledge of receivables, equipment and assignment of credit and concession rights (ii) CPFL Energia guarantee
			4,348,289	3,449,468
SELIC
FINEM	SELIC + 2.19% to 2.66%	(c)	108,752	134,260	2015 to 2022	(i)SGBP and CPFL Energia guarantee and receivables (ii) CPFL Energia guarantee
FINAME	SELIC + 2.70% to 3.90%		5,365	5,840	2016 to 2022	CPFL Energia guarantee and liens on equipment and receivables
			114,117	140,099
CDI
Bank loans	(i) From 100.00% to 109.50% of CDI (ii) CDI + 0.10% to 1.90%	(c)	208,384	885,715	2012 to 2024	(i) CPFL Energia and CPFL Renováveis guarantee (ii) CPFL Renováveis promissory note (iii) CPFL Energia guarantee
Bank loans	(i) 104% of CDI (ii) CDI + 1.39%		177,888	443,035	2017 to 2023	No guarantee
Promissory note	(i) 105% of CDI (ii) CDI + 0.5% to 3.40%		-	110,523	2018	CPFL Energia and CPFL Renováveis guarantee
Promissory note	CDI + 3.80%		-	102,006	2017 to 2018	No guarantee
			386,272	1,541,278

IGPM
Bank loans	IGPM + 8.63%		51,889	57,291	2011 to 2024	(i) Liens on equipment and receivables (ii) Pledge of shares of SPE and rights authorized by ANEEL and receivables of operation contracts

UMBNDES
Bank loans	UMBNDES + from 1.99% to 5%		2,152	2,293	2006 to 2023	(i) Pledge of shares, credit rights and assignment of credit and concession rights and incomes assignment (ii) CPFL Guarantee
Other
Other			66,403	74,740	2007 to 2038	(i) Promissory notes, (ii) Bank guarantee, (iii) Credit RIghts ; (iv) Pledge of shares; (v) Liens on machinery, equipment and receivables and (vi) CPFL Renováveis guarantee

Total - Local currency			5,861,896	6,165,427

Borrowing costs (*)			(57,193)	(31,816)

Measured at fair value - Foreign Currency
Dollar
Bank loans (Law 4.131)	US$ + Libor 3 months + from 0.80% to 3%		-	2,879,241	2017 to 2022	CPFL Energia guarantee and promissory notes
Bank loans (Law 4.131)	US$ + Libor 3 months + from 0.8% to 1.55%	(c)	1,866,418	704,572	2017 to 2022	CPFL Energia guarantee and promissory notes
Bank loans (Law 4.131)	US$ +from 1.93% to 4.32%		2,988,689	1,114,370	2017 to 2021	CPFL Energia guarantee and promissory notes
			4,855,108	4,698,184
Euro
Bank loans (Law 4.131)	Euro + from 0.42% to 0.96%		879,499	218,814	2019 to 2021	CPFL Energia guarantee and promissory notes

Mark to market			(103,351)	(58,552)

Total in foreign currency			5,631,255	4,858,446

Total			11,435,958	10,992,057

(*) In accordance with IFRS 9, this refers to borrowing costs directly attributable to the issuance of the respective debts, measured at cost.
The subsidiaries hold swaps converting the operating cost of currency variation to interest tax variation in reais. For further information about the considered rates, see note 33.
Effective rate:
(a) 30% to 70% of CDI	(b) 60% to 110% of CDI	(c) 100% to 130% of CDI

Schedule of maturities principal borrowings
2020	1,397,666
2021	1,669,749
2022	2,402,921
2023	844,340
2024	606,929
2025 to 2029	1,607,254
2030 to 2034	435,200
2035 to 2039	105,994
2040 to 2044	5,617
Subtotal	9,075,670
Mark to market	(85,824)
Total	8,989,846

Schedule of borrowings by type of interest rates
	Accumulated variation (%)		% of debt
Index	2018	2017	Dec 31, 2018	Dec 31, 2017
IGP-M	7.54	(0.52)	0.45	0.52
TJLP and TLP	6.72 and 7.42	7.00	38.02	31.38
CDI	6.40	6.89	52.62	59.49
Others			8.90	8.60
			100.00	100.00

Schedule of main borrowings raised in the period
Bank / credit issue	Total approved	Released in 2018	Released net of fundraising costs	Interest	Utilization
Local Currency:
Investment:
Fixed rate
Bank loans	170,152	166,404	164,601	Monthly	Investment plan
Floating rate
CDI
Bank loans (a)	16,000	16,000	16,000	Bullet	Working capital
Bank loans (a)	7,360	7,360	7,360	Semiannual	Working capital
TJLP and TLP
FINEM	209,510	125,515	124,130	Monthly	Investment plan
FINEM	2,608,634	1,190,000	1,161,994	Monthly	Investment plan
FINAME (a)	79,331	384	384	Quarterly	Purchase of machinery and equipment
Other
Bank loans	39,054	32,418	30,903	Monthly	Investment plan
Foreign currency:
Dollar
Bank loans (Law 4.131)	2,666,880	2,666,880	2,666,880	Quarterly	Working capital
Euro
Bank loans (Law 4.131)	879,500	879,500	879,500	Quarterly	Working capital
	6,676,421	5,084,461	5,051,752

(a) the agreement has no restrictive covenants